Pruco Life Insurance Company                  Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              May 7, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re:  Pruco Life Variable Insurance Account (File No. 811-03603)

Dear Commissioners:

     On behalf of Pruco Life Insurance Company and the Pruco Life Variable Insurance Account (the "Account"), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2000 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

We incorporate by reference the following annual report for the underlying fund:


         Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0000950130-01-500234
         Date of Filing:       03/12/01


     If you have any questions regarding this filing, please contact me at (973) 802-4708.



                                                     Sincerely,



                                                  _/s/__________________________
                                                   ---
                                                     Thomas C. Castano


via EDGAR